Convertible Preferred Stock, Common Stock and Stockholders’ Deficit (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 14, 2023	Sep. 12, 2023	Sep. 12, 2023	Jun. 30, 2023	Jun. 16, 2023	Mar. 31, 2023		Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021	Sep. 19, 2023	Feb. 09, 2023	Feb. 10, 2022	Feb. 09, 2022	Nov. 30, 2020
Class of Stock [Line Items]
Number of shares authorized																					40,000,000
Issuance of common stock, net of issuance costs, shares												7,185,734	197,711	109,739	120,000,000		35,000
Number of shares issued value																	$ 35,000
Common stock shares authorized	330,000,000									330,000,000	330,000,000		330,000,000		120,000,000		120,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001									$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Common stock shares issued	35,436,381		35,436,381	35,436,381						35,436,381	35,436,381		35,436,381
Common stock shares outstanding	35,436,381		35,436,381	35,436,381						35,436,381	35,436,381		35,436,381		20,622,204		19,928,108
Number of shares for debt settlement													387,820
Number of shares for common stock for deferred compensation settlement													48,826
Number of shares for Non-Redemption and PIPE Agreement Investor													1,306,811
Number of shares for Forward Purchase Agreement													1,000,000
Number of shares for stockholders													16,683,387
Number of shares issued for lawsuit settlement														105,137
Redemption of outstanding warrants per share			$ 0.01
Share Price	$ 2.00									$ 2.00	$ 2.00		$ 2.00
Number of shares issued															263,646
Number of shares issued for services value															$ 205,000		$ 122,000
Number of warrants outstanding															4,050,000		4,050,000					2,000,000,000
Weighted average exercise price															$ 1.00		$ 1.00
Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock	13,412,154									13,412,154	13,412,154		13,412,154
Outstanding shares															4,050,000,000		4,050,000,000
Weighted average exercise price															$ 1,000.00		$ 1,000.00
Weighted average remaining contractual life (years) outstanding															7 years 10 months 13 days		8 years 10 months 13 days
2020 [Member]
Class of Stock [Line Items]
Warrants to purchase common stock	1,050,000									1,050,000	1,050,000		1,050,000		1,050,000
Share price	$ 1.00									$ 1.00	$ 1.00		$ 1.00		$ 1.00
Residual value													$ 100,000		$ 63,000
2020 LOC Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common stock	2,000,000									2,000,000	2,000,000		2,000,000		2,000,000
Share price	$ 1.00									$ 1.00	$ 1.00		$ 1.00		$ 1.00
Estimated fair value of warrants	$ 600,000									$ 600,000	$ 600,000		$ 600,000		$ 634,000
2021 [Member]
Class of Stock [Line Items]
Warrants to purchase common stock	1,000,000									1,000,000	1,000,000		1,000,000		1,000,000
Share price	$ 1.00									$ 1.00	$ 1.00		$ 1.00		$ 1.00
Residual value													$ 22,000		$ 22,000
Public Warrants [Member]
Class of Stock [Line Items]
Share price			$ 11.50	$ 11.50
Class of warrants or rights warrants issued during the period units			11,500,000
Public Warrants [Member] | Warrant [Member]
Class of Stock [Line Items]
Outstanding shares	11,500,000									11,500,000	11,500,000		11,500,000
Redemption Of Warrants [Member] | Share Price Equal or Less Ten Point Zero Rupees Per Dollar [Member]
Class of Stock [Line Items]
Class of Warrants, Redemption Notice Period			30 days
Redemption Of Warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Share Price			$ 18.00	18.00
Private Placement Warrants [Member]
Class of Stock [Line Items]
Share price			$ 11.50	$ 11.50
Class of warrants or rights warrants issued during the period units			1,912,514										1,912,154
Private Placement Warrants [Member] | Warrant [Member]
Class of Stock [Line Items]
Outstanding shares	1,912,514									1,912,514	1,912,514		1,912,514
Term Note Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock, net of issuance costs, shares													1,546		38,860		100,000
Number of shares issued as interest paid in kind													42,822
Number of shares issued for services														57,857	141,590		121,735
Number of shares issued															250,000
Number of shares issued for services value																	$ 122,000
Previously Reported [Member]
Class of Stock [Line Items]
Common stock shares authorized															330,000,000
Common Stock, Par or Stated Value Per Share															$ 0.0001
Common stock shares issued															8,583,724
Common stock shares outstanding															8,583,724
Previously Reported [Member] | Warrant [Member]
Class of Stock [Line Items]
Outstanding shares	13,412,154				1,685,760		1,685,760	[1]	1,685,760	13,412,154	13,412,154	1,685,760	13,412,154		1,685,760,000	[1]
Weighted average exercise price	$ 11.50				$ 2.40		$ 2.40		$ 2.40	$ 11.50	$ 11.50	$ 2.40	$ 11.50		$ 2.40
Weighted average remaining contractual life (years) outstanding	4 years 11 months 19 days				7 years 4 months 13 days		7 years 7 months 13 days								7 years 10 months 13 days
Calidi Cure [Member]
Class of Stock [Line Items]
Change in fair value													$ 2,400,000
Change in fair value											$ 2,700,000
Calidi Cure Conversion Price [Member]
Class of Stock [Line Items]
Conversion price													200,000,000.0
JIG Tranche 1 [Member]
Class of Stock [Line Items]
Number of shares committed to purchase Value						$ 5,000,000.0
Committed to purchasing						199,999
JIG Tranche 2 [Member]
Class of Stock [Line Items]
Net of fees and commissions				$ 100,000
J I G Conversion Price [Member]
Class of Stock [Line Items]
Conversion price													$ 180,000,000.0
Calidi Cure [Member]
Class of Stock [Line Items]
Net of fees and commissions				$ 400,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares authorized																		1,000,000		40,000,000
Preferred stock par value per share																		$ 0.0001		$ 0.0001
Founders [Member]
Class of Stock [Line Items]
Conversion price	$ 0.20									0.20	$ 0.20		$ 0.20		$ 0.20
Series A1 [Member]
Class of Stock [Line Items]
Conversion price	1.00									1.00	1.00		1.00		1.00
Series A2 [Member]
Class of Stock [Line Items]
Conversion price	1.75									1.75	1.75		1.75		$ 1.75
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of common stock, net of issuance costs, shares						1,000,000
Sale of stock price per share						$ 25.00
Number of shares issued value						$ 25,000,000.0
Per share	$ 25.00									$ 25.00	$ 25.00		$ 25.00
Preferred stock conversion basis													i) the Closing of the business combination or a qualified public offering by Calidi, or ii) on September 30, 2025. A qualified public offering shall occur upon the sale and firm commitment in an underwritten public offering in which Calidi sells at least $10.0 million at a price per share equal to or greater than the Conversion Price defined above respectively which was sold to the public and listed on a national securities exchange
Repayment investment percentage		10.00%
Repurchase price		$ 5,500,000
Purchase of shares		12,500,000
Aggregate financing cost									$ 2,700,000
Common stock shares issued																			20,000,000
Series B Preferred Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Number of shares issued value						200,000
Number of shares committed to purchase Value						$ 12,500,000
Committed to purchasing						500,000
Change in fair value										$ 2,700,000			$ 2,700,000
Valuation amount		$ 50,000,000.0
Series B Preferred Stock [Member] | Calidi Cure Tranche One [Member]
Class of Stock [Line Items]
Number of shares committed to purchase Value						$ 5,000,000.0
Committed to purchasing						199,999
Series B Preferred Stock [Member] | Calidi Cure Tranche Two [Member]
Class of Stock [Line Items]
Number of shares committed to purchase Value						$ 7,500,000
Committed to purchasing						300,001
Series B Preferred Stock [Member] | J I G [Member]
Class of Stock [Line Items]
Number of shares committed to purchase Value						$ 12,500,000
Committed to purchasing						500,000
Series B Preferred Stock [Member] | JIG Tranche 1 [Member]
Class of Stock [Line Items]
Number of shares issued value						$ 5,000,000
Valuation amount		5,000,000.0
Series B Preferred Stock [Member] | JIG Tranche 2 [Member]
Class of Stock [Line Items]
Number of shares committed to purchase Value						$ 7,500,000
Committed to purchasing						300,001
Number of purchase of shares				300,001
Net of fees and commissions				$ 7,400,000
Series B Preferred Stock [Member] | Mr. Camaisa [Member]
Class of Stock [Line Items]
Purchase price		$ 12,500,000
Series B Preferred Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Number of purchase of shares			500,000
Net of fees and commissions				$ 12,100,000
FLAG Class B Common Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Issuance of common stock, net of issuance costs, shares									1,500
FLAG Class B Common Stock [Member] | J I G [Member]
Class of Stock [Line Items]
Issuance of common stock, net of issuance costs, shares									255,987
Series A One Convertible Preferred Stock [Member] | Two Thousand Seventeen Convertible Note [Member]
Class of Stock [Line Items]
Number of shares authorized															150,000
Series A-2 Convertible Preferred Stock [Member] | Two Thousand Eighteen Convertible Note [Member]
Class of Stock [Line Items]
Number of shares authorized															257,143

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.